Note 9 - Inventories	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of inventories [text block]
9.	Inventories

	As of December 31,
	2025			2024
	Cost	Allowance for valuation loss	Book value	Cost	Allowance for valuation loss	Book value
Finished goods	$-	$-	$-	$5,199	$-	$5,199

The cost of inventories and services recognized as expense for the year:

	Year ended December 31,
	2025	2024	2023
Cost of goods sold	$51,046,423	$25,979,708	$8,766,733
Cost of services	16,438,213	11,386,099	11,209,416
	$67,484,636	$37,365,807	$19,976,149